Information by Segment - Generation and Transmission, and Distribution by Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
TOTAL CURRENT ASSETS	$ 7,062,479	$ 6,179,256
Cash and cash equivalents	1,396,253	1,506,993
Other current financial assets	312,030	230,279
Other current non-financial assets	828,760	560,786
Trade and other current receivables	3,711,141	3,234,935
Current accounts receivable from related parties	73,759	46,950
Inventories	538,276	471,433
Current tax assets	201,740	127,880
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	27,896,459	20,754,302
Other non-current financial assets	3,473,176	2,790,863
Other non-current non-financial assets	3,145,421	2,332,856
Trade and other non-current receivables	724,851	578,524
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273	$ 1,978
Intangible assets other than goodwill	4,756,270	4,524,826
Goodwill	1,470,225	945,512
Property, plant and equipment	12,997,528	8,354,672
Investment property	6,272	7,942
Right-of-use assets	327,953	222,420
Deferred taxes Assets before compensation	992,368	994,382
TOTAL ASSETS	34,958,938	26,933,558
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,795,534	7,277,222
Other current financial liabilities	1,232,834	1,825,130
Current lease liabilities	60,687	51,495
Trade and other accounts payable, current	4,912,130	4,093,576
Current accounts payable to related parties	955,707	597,122
Other current provisions	164,844	220,425
Current tax liabilities	183,060	222,870
Other current non-financial liabilities	286,272	266,604
Non-current lease liabilities	187,891	91,070
TOTAL NON-CURRENT LIABILITIES	12,133,311	9,322,673
Other non-current financial liabilities	4,917,583	3,837,706
Non-current lease liability	187,891	91,070
Trade payables, non-current	2,689,067	2,061,475
Non-current accounts payable to related companies	1,062,498	144,391
Other long-term provisions	838,819	833,900
Deferred tax liabilities	879,400	612,953
Non-current provisions for employee benefits	1,423,481	1,624,217
Other non-current non-financial liabilities	134,572	116,961
TOTAL EQUITY	15,030,093	10,333,663	12,246,186	$ 8,831,900
Equity attributable to shareholders of Enel Amricas	12,832,657	8,105,859
Share and paid-in capital	15,799,499	9,763,078
Retained earnings (losses)	5,768,691	5,415,698
Treasury shares in portfolio	(272)
Other reserves	(8,735,261)	(7,072,917)	(5,291,999)	(4,880,883)
Non-controlling interests	2,197,436	2,227,804
TOTAL LIABILITIES AND EQUITY	34,958,938	26,933,558
EQUITY	15,030,093	10,333,663	12,246,186	$ 8,831,900
Total Revenue and Other Operating Income	16,192,336	12,291,745	14,387,457
Revenues	14,535,024	11,238,976	13,053,376
Energy sales	12,807,702	9,655,212	11,282,254
Other sales	48,589	36,968	58,752
Other services rendered	1,678,733	1,546,796	1,712,370
Other income, by nature	1,657,312	1,052,769	1,334,081
Raw materials and consumables used	(10,451,383)	(7,555,915)	(8,541,023)
Energy purchases	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	(116,666)	(137,850)	(277,117)
Transportation costs	(1,020,192)	(1,016,486)	(1,110,921)
Other miscellaneous supplies and services	(1,603,195)	(1,063,692)	(1,056,122)
CONTRIBUTION MARGIN	5,740,953	4,735,830	5,846,434
Other work performed by the entity and capitalized	210,552	147,151	181,565
Employee benefits expenses	(729,902)	(565,046)	(809,753)
Other expense, by nature	(1,119,232)	(1,065,278)	(1,150,709)
GROSS OPERATING RESULT	2,664,046	2,152,186	2,842,208
Depreciation and amortization expense	(993,096)	(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss	(100,057)		2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	(242,372)	(279,125)
OPERATING INCOME	2,664,046	2,152,186	2,842,208
FINANCIAL RESULT	(727,642)	(412,178)	(450,878)
Financial income	295,442	222,406	376,316
Cash and cash equivalents	64,812	59,510	145,532
Other financial income	230,630	162,896	230,784
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Bank borrowings	(126,357)	(70,023)	(134,024)
Secured and unsecured obligations	(224,733)	(208,630)	(281,359)
Other	(700,975)	(489,800)	(673,248)
Income from indexation units	30,667	76,698	124,477
Foreign currency exchange differences	(1,686)	57,171	136,960
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,181	3,133	583
Other gains (losses)	3,218	4,671	14,196
Gain (loss) from other investments	543	54	1,048
Gain (loss) from the sale of assets	2,675	4,617	13,148
Income before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
Net income from continuing operations	1,134,511	1,181,252	2,169,763
Gains (losses)	1,134,511	1,181,252	2,169,763
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,615,576	2,425,510	2,527,511
Net cash flows from (used in) investing activities	(1,934,297)	(1,535,616)	(1,599,798)
Net cash flows from (used in) financing activities	(594,750)	(1,186,535)	(822,904)
Operating Segments [member] | Chile
ASSETS
TOTAL CURRENT ASSETS	445,620	249,106
Cash and cash equivalents	124,187	8,050
Other current financial assets	146	116
Other current non-financial assets	4,484	16,730
Trade and other current receivables	1,585	1,587
Current accounts receivable from related parties	305,735	213,077
Current tax assets	9,483	9,546
TOTAL NON-CURRENT ASSETS	16,425,543	10,473,781
Other non-current non-financial assets	5,157	2,980
Trade and other non-current receivables	43	77
Non-current accounts receivable from related parties	245,049	225,000
Investments accounted for using the equity method	16,172,024	10,245,701
Right-of-use assets		24
Deferred taxes Assets before compensation	3,270
TOTAL ASSETS	16,871,163	10,722,887
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	130,647	595,828
Other current financial liabilities	9,914	339,842
Current lease liabilities		19
Trade and other accounts payable, current	25,629	46,970
Current accounts payable to related parties	94,134	208,628
Other current provisions	54
Other current non-financial liabilities	916	369
TOTAL NON-CURRENT LIABILITIES	594,560	597,203
Other non-current financial liabilities	590,081	591,722
Deferred tax liabilities	2,057	2,521
Non-current provisions for employee benefits	2,422	2,960
TOTAL EQUITY	16,145,956	9,529,856
Equity attributable to shareholders of Enel Amricas	16,145,956	9,529,856
Share and paid-in capital	16,512,785	9,763,079
Retained earnings (losses)	3,290,142	3,008,390
Treasury shares in portfolio	(272)
Other reserves	(3,656,699)	(3,241,613)
TOTAL LIABILITIES AND EQUITY	16,871,163	10,722,887
EQUITY	16,145,956	9,529,856
Total Revenue and Other Operating Income	459	165	902
Revenues	147
Other services rendered	147
Other income, by nature	312	165	902
Raw materials and consumables used	(44)	(99)
Other miscellaneous supplies and services	(44)	(99)
CONTRIBUTION MARGIN	415	66	902
Employee benefits expenses	(7,532)	(5,957)	(7,695)
Other expense, by nature	(24,059)	(21,054)	(23,211)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(110)
OPERATING INCOME	(31,286)	(26,945)	(30,004)
FINANCIAL RESULT	(118,049)	(21,872)	(31,514)
Financial income	21,333	25,063	37,675
Cash and cash equivalents	495	4,066	16,018
Other financial income	20,838	20,997	21,657
Financial costs	(64,235)	(62,972)	(50,740)
Bank borrowings	(1,616)	(9,190)	(11,379)
Secured and unsecured obligations	(24,530)	(24,809)	(25,225)
Other	(38,089)	(28,973)	(14,136)
Foreign currency exchange differences	(75,147)	16,037	(18,449)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	168	475	(227)
Income before taxes	(149,167)	(48,342)	(61,745)
Income tax expense (income)	1,101	(3,840)	9,598
Net income from continuing operations	(148,066)	(52,182)	(52,147)
Gains (losses)	(148,066)	(52,182)	(52,147)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(64,071)	(52,803)	(49,135)
Net cash flows from (used in) investing activities	391,298	175,657	(2,220,047)
Net cash flows from (used in) financing activities	(920,387)	(719,042)	2,475,888
Operating Segments [member] | Colombia
ASSETS
TOTAL CURRENT ASSETS	657,247	850,472
Cash and cash equivalents	156,714	383,257
Other current financial assets	76,750	4,047
Other current non-financial assets	13,731	27,496
Trade and other current receivables	328,827	331,070
Current accounts receivable from related parties	1,662	1,790
Inventories	76,415	102,781
Current tax assets	2,628	31
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	4,253,624	4,397,892
Other non-current financial assets	6,718	153
Other non-current non-financial assets	27,954	33,029
Trade and other non-current receivables	20,201	33,565
Investments accounted for using the equity method	118	127
Intangible assets other than goodwill	165,571	135,881
Goodwill	4,709	5,601
Property, plant and equipment	3,963,160	4,158,620
Right-of-use assets	60,872	19,639
Deferred taxes Assets before compensation	4,321	11,277
TOTAL ASSETS	4,910,871	5,248,364
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,026,528	1,206,026
Other current financial liabilities	372,308	454,167
Current lease liabilities	9,246	4,792
Trade and other accounts payable, current	467,335	492,040
Current accounts payable to related parties	27,518	72,213
Other current provisions	30,974	40,176
Current tax liabilities	87,273	110,724
Other current non-financial liabilities	31,874	31,914
Non-current lease liabilities	53,588	15,639
TOTAL NON-CURRENT LIABILITIES	1,513,850	1,537,229
Other non-current financial liabilities	1,213,912	1,251,199
Non-current lease liability	53,588	15,639
Trade payables, non-current	874	1,136
Other long-term provisions	74,773	78,504
Deferred tax liabilities	83,284	63,683
Non-current provisions for employee benefits	87,419	124,248
Other non-current non-financial liabilities		2,820
TOTAL EQUITY	2,370,493	2,505,109
Equity attributable to shareholders of Enel Amricas	2,370,493	2,505,109
Share and paid-in capital	167,712	195,415
Retained earnings (losses)	843,648	972,249
Issuance premium	380,242	88,781
Other reserves	978,891	1,248,664
TOTAL LIABILITIES AND EQUITY	4,910,871	5,248,364
EQUITY	2,370,493	2,505,109
Total Revenue and Other Operating Income	2,611,405	2,337,750	2,538,922
Revenues	2,525,043	2,311,045	2,513,971
Energy sales	1,732,425	1,564,664	1,734,645
Other sales	30,159	23,990	28,737
Other services rendered	762,459	722,391	750,589
Other income, by nature	86,362	26,705	24,951
Raw materials and consumables used	(1,047,352)	(930,528)	(1,054,749)
Energy purchases	(537,258)	(500,924)	(596,652)
Fuel consumption	(20,599)	(39,785)	(49,225)
Transportation costs	(273,634)	(247,325)	(261,082)
Other miscellaneous supplies and services	(215,861)	(142,494)	(147,790)
CONTRIBUTION MARGIN	1,564,053	1,407,222	1,484,173
Other work performed by the entity and capitalized	31,984	28,877	32,179
Employee benefits expenses	(98,364)	(107,827)	(102,834)
Other expense, by nature	(145,507)	(148,088)	(146,478)
Depreciation and amortization expense	(192,774)	(181,986)	(195,488)
Impairment (loss) reversal recognized in profit or loss			3,433
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(14,354)	(16,442)	(6,609)
OPERATING INCOME	1,145,038	981,756	1,068,376
FINANCIAL RESULT	(97,679)	(119,660)	(140,101)
Financial income	14,675	13,848	11,548
Cash and cash equivalents	4,431	7,743	8,573
Other financial income	10,244	6,105	2,975
Financial costs	(109,145)	(132,205)	(151,500)
Bank borrowings	(12,641)	(8,732)	(10,896)
Secured and unsecured obligations	(81,574)	(91,178)	(116,309)
Other	(14,930)	(32,295)	(24,295)
Foreign currency exchange differences	(3,209)	(1,303)	(149)
Other gains (losses)	640	124	308
Gain (loss) from other investments			6
Gain (loss) from the sale of assets	640	124	302
Income before taxes	1,047,999	862,220	928,583
Income tax expense (income)	(327,227)	(286,707)	(302,350)
Net income from continuing operations	720,772	575,513	626,233
Gains (losses)	720,772	575,513	626,233
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,028,000	939,651	865,922
Net cash flows from (used in) investing activities	(587,280)	(464,647)	(386,559)
Net cash flows from (used in) financing activities	(641,850)	(303,393)	(705,497)
Operating Segments [member] | Peru
ASSETS
TOTAL CURRENT ASSETS	550,690	546,260
Cash and cash equivalents	140,835	234,857
Other current financial assets	61
Other current non-financial assets	115,248	62,864
Trade and other current receivables	182,201	182,959
Current accounts receivable from related parties	4,930	2,496
Inventories	56,516	53,015
Current tax assets	50,899	10,069
TOTAL NON-CURRENT ASSETS	2,670,200	2,382,886
Other non-current financial assets	12	55
Other non-current non-financial assets	36,068	23,092
Investments accounted for using the equity method	10,033
Intangible assets other than goodwill	82,872	70,955
Goodwill	2,675
Property, plant and equipment	2,371,121	2,128,997
Right-of-use assets	138,295	159,534
Deferred taxes Assets before compensation	29,124	253
TOTAL ASSETS	3,220,890	2,929,146
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	749,910	627,532
Other current financial liabilities	292,679	227,816
Current lease liabilities	27,366	30,904
Trade and other accounts payable, current	276,187	207,027
Current accounts payable to related parties	62,475	42,577
Other current provisions	7,668	57,238
Current tax liabilities	53,643	33,777
Other current non-financial liabilities	29,892	28,193
Non-current lease liabilities	23,212	39,485
TOTAL NON-CURRENT LIABILITIES	909,570	734,467
Other non-current financial liabilities	551,544	414,377
Non-current lease liability	23,212	39,485
Trade payables, non-current	591	11,719
Non-current accounts payable to related companies	7,804
Other long-term provisions	51,819	20,879
Deferred tax liabilities	251,287	219,783
Non-current provisions for employee benefits	4,435	6,205
Other non-current non-financial liabilities	18,878	22,019
TOTAL EQUITY	1,561,410	1,567,147
Equity attributable to shareholders of Enel Amricas	1,561,410	1,567,147
Share and paid-in capital	1,632,426	1,483,352
Retained earnings (losses)	116,498	272,808
Issuance premium	1,483	1,612
Other reserves	(188,997)	(190,625)
TOTAL LIABILITIES AND EQUITY	3,220,890	2,929,146
EQUITY	1,561,410	1,567,147
Total Revenue and Other Operating Income	1,316,723	1,243,993	1,382,940
Revenues	1,304,744	1,235,836	1,372,801
Energy sales	1,241,473	1,187,354	1,306,624
Other sales	15,273	9,849	23,489
Other services rendered	47,998	38,633	42,688
Other income, by nature	11,979	8,157	10,139
Raw materials and consumables used	(652,394)	(622,866)	(676,173)
Energy purchases	(453,791)	(449,500)	(473,129)
Fuel consumption	(62,583)	(55,522)	(68,807)
Transportation costs	(77,002)	(69,419)	(84,128)
Other miscellaneous supplies and services	(59,018)	(48,425)	(50,109)
CONTRIBUTION MARGIN	664,329	621,127	706,767
Other work performed by the entity and capitalized	14,343	10,234	11,420
Employee benefits expenses	(63,957)	(61,284)	(64,674)
Other expense, by nature	(93,137)	(94,174)	(92,020)
Depreciation and amortization expense	(118,166)	(121,841)	(121,500)
Impairment (loss) reversal recognized in profit or loss	(8,193)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(7,653)	(14,027)	(4,418)
OPERATING INCOME	387,566	340,035	434,268
FINANCIAL RESULT	(29,964)	(26,007)	(30,553)
Financial income	5,803	6,508	8,632
Cash and cash equivalents	572	2,756	4,845
Other financial income	5,231	3,752	3,787
Financial costs	(28,767)	(31,127)	(39,268)
Bank borrowings	(6,963)	(3,223)	(1,418)
Secured and unsecured obligations	(20,030)	(24,925)	(27,055)
Other	(1,774)	(2,979)	(10,795)
Foreign currency exchange differences	(7,000)	(1,388)	83
Other gains (losses)	26	3,616	10,664
Gain (loss) from the sale of assets	26	3,616	10,664
Income before taxes	357,628	317,644	414,379
Income tax expense (income)	(125,751)	(91,896)	(125,187)
Net income from continuing operations	231,877	225,748	289,192
Gains (losses)	231,877	225,748	289,192
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	448,032	342,021	454,719
Net cash flows from (used in) investing activities	(241,946)	(176,299)	(208,685)
Net cash flows from (used in) financing activities	(283,804)	(192,090)	(215,929)
Operating Segments [member] | Argentina
ASSETS
TOTAL CURRENT ASSETS	617,133	603,494
Cash and cash equivalents	63,620	139,448
Other current financial assets	145,102	65,382
Other current non-financial assets	30,526	42,123
Trade and other current receivables	312,034	310,882
Current accounts receivable from related parties	1,694	148
Inventories	55,911	42,883
Current tax assets	8,246	2,628
TOTAL NON-CURRENT ASSETS	2,810,065	2,468,259
Other non-current financial assets	26,194	25,461
Other non-current non-financial assets	831	898
Trade and other non-current receivables	226,424	268,536
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	309,908	315,981
Intangible assets other than goodwill	86,948	61,159
Goodwill		4,523
Property, plant and equipment	2,143,757	1,762,799
Right-of-use assets	49	124
Deferred taxes Assets before compensation	15,928	28,746
TOTAL ASSETS	3,427,198	3,071,753
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,010,729	689,017
Other current financial liabilities	5,756	6,088
Current lease liabilities	14	78
Trade and other accounts payable, current	866,558	527,729
Current accounts payable to related parties	38,322	31,787
Other current provisions	49,900	45,167
Current tax liabilities	13,882	44,383
Other current non-financial liabilities	36,297	33,785
Non-current lease liabilities	24	45
TOTAL NON-CURRENT LIABILITIES	651,831	509,899
Other non-current financial liabilities	36,210	40,785
Non-current lease liability	24	45
Trade payables, non-current	53,914	86,559
Other long-term provisions	19,116	19,760
Deferred tax liabilities	459,883	286,936
Non-current provisions for employee benefits	17,231	13,920
Other non-current non-financial liabilities	65,453	61,894
TOTAL EQUITY	1,764,638	1,872,837
Equity attributable to shareholders of Enel Amricas	1,764,638	1,872,837
Share and paid-in capital	1,733,076	953,561
Retained earnings (losses)	(1,075,881)	(121,454)
Other reserves	1,107,443	1,040,730
TOTAL LIABILITIES AND EQUITY	3,427,198	3,071,753
EQUITY	1,764,638	1,872,837
Total Revenue and Other Operating Income	1,020,808	1,030,361	1,782,532
Revenues	1,002,520	995,970	1,481,493
Energy sales	959,343	958,852	1,435,040
Other sales	3,007	2,431	2,771
Other services rendered	40,170	34,687	43,682
Other income, by nature	18,288	34,391	301,039
Raw materials and consumables used	(547,878)	(551,514)	(903,365)
Energy purchases	(492,225)	(490,953)	(715,723)
Fuel consumption	(1,170)	(1,180)	(100,579)
Transportation costs	(18,016)	(24,348)	(25,949)
Other miscellaneous supplies and services	(36,467)	(35,033)	(61,114)
CONTRIBUTION MARGIN	472,930	478,847	879,167
Other work performed by the entity and capitalized	50,036	31,296	48,095
Employee benefits expenses	(194,075)	(154,984)	(200,284)
Other expense, by nature	(175,618)	(169,255)	(175,437)
Depreciation and amortization expense	(191,590)	(160,424)	(143,179)
Impairment (loss) reversal recognized in profit or loss	(87,492)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(8,957)	(44,434)	(42,541)
OPERATING INCOME	(134,766)	(18,954)	365,821
FINANCIAL RESULT	(33,872)	65,733	160,817
Financial income	90,274	85,954	122,200
Cash and cash equivalents	50,182	40,218	90,691
Other financial income	40,092	45,736	31,509
Financial costs	(247,098)	(148,439)	(189,401)
Bank borrowings	(723)	(3,334)	(4,019)
Secured and unsecured obligations		(1)
Other	(246,375)	(145,104)	(185,382)
Income from indexation units	30,667	76,698	124,477
Foreign currency exchange differences	92,285	51,520	103,541
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,013	2,658	810
Other gains (losses)	1,602	61	1,080
Gain (loss) from other investments		54	1,041
Gain (loss) from the sale of assets	1,602	7	39
Income before taxes	(166,023)	49,498	528,528
Income tax expense (income)	(138,296)	(36,154)	(132,137)
Net income from continuing operations	(304,319)	13,344	396,391
Gains (losses)	(304,319)	13,344	396,391
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	396,787	272,134	241,095
Net cash flows from (used in) investing activities	(263,820)	(169,918)	(175,679)
Net cash flows from (used in) financing activities	(140,081)	(59,659)	(47,566)
Operating Segments [member] | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,804,124	4,138,518
Cash and cash equivalents	757,875	741,381
Other current financial assets	89,881	160,734
Other current non-financial assets	655,856	411,573
Trade and other current receivables	2,822,353	2,407,709
Current accounts receivable from related parties	6,885	38,761
Inventories	342,555	272,754
Current tax assets	128,719	105,606
TOTAL NON-CURRENT ASSETS	16,352,912	11,374,761
Other non-current financial assets	3,326,017	2,765,194
Other non-current non-financial assets	3,041,765	2,272,857
Trade and other non-current receivables	470,304	276,346
Intangible assets other than goodwill	4,322,605	4,256,831
Goodwill	460,793	494,129
Property, plant and equipment	3,670,373	304,256
Investment property	6,272	7,942
Right-of-use assets	117,760	43,099
Deferred taxes Assets before compensation	937,023	954,107
TOTAL ASSETS	21,157,036	15,513,279
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	4,979,138	4,192,739
Other current financial liabilities	552,177	797,217
Current lease liabilities	23,393	15,702
Trade and other accounts payable, current	3,230,087	2,758,445
Current accounts payable to related parties	897,617	337,202
Other current provisions	76,248	77,844
Current tax liabilities	13,703	33,986
Other current non-financial liabilities	185,913	172,343
Non-current lease liabilities	99,943	35,901
TOTAL NON-CURRENT LIABILITIES	8,551,717	6,168,982
Other non-current financial liabilities	2,525,836	1,539,623
Non-current lease liability	99,943	35,901
Trade payables, non-current	2,633,688	1,962,061
Non-current accounts payable to related companies	1,203,492	369,498
Other long-term provisions	685,669	714,757
Deferred tax liabilities	41,194	40,030
Non-current provisions for employee benefits	1,311,654	1,476,884
Other non-current non-financial liabilities	50,241	30,228
TOTAL EQUITY	7,626,181	5,151,558
Equity attributable to shareholders of Enel Amricas	7,626,181	5,151,558
Share and paid-in capital	5,830,987	3,695,565
Retained earnings (losses)	726,440	197,561
Issuance premium	536,514	575,327
Treasury shares in portfolio	(19,933)	(21,375)
Other reserves	552,173	704,480
TOTAL LIABILITIES AND EQUITY	21,157,036	15,513,279
EQUITY	7,626,181	5,151,558
Total Revenue and Other Operating Income	11,010,682	7,679,515	8,682,235
Revenues	9,485,935	6,696,125	7,685,111
Energy sales	8,660,405	5,944,342	6,805,945
Other sales	152	698	3,755
Other services rendered	825,378	751,085	875,411
Other income, by nature	1,524,747	983,390	997,124
Raw materials and consumables used	(8,160,658)	(5,450,908)	(5,906,736)
Energy purchases	(6,206,070)	(3,896,510)	(4,311,902)
Fuel consumption	(32,314)	(41,363)	(58,506)
Transportation costs	(639,364)	(675,394)	(739,219)
Other miscellaneous supplies and services	(1,282,910)	(837,641)	(797,109)
CONTRIBUTION MARGIN	2,850,024	2,228,607	2,775,499
Other work performed by the entity and capitalized	114,189	76,744	89,871
Employee benefits expenses	(353,816)	(234,994)	(434,266)
Other expense, by nature	(662,059)	(632,746)	(713,637)
Depreciation and amortization expense	(462,945)	(393,848)	(488,163)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(314,155)	(167,469)	(225,557)
OPERATING INCOME	1,171,238	876,294	1,003,747
FINANCIAL RESULT	(478,215)	(391,757)	(447,507)
Financial income	181,403	112,030	217,917
Cash and cash equivalents	9,074	4,727	25,405
Other financial income	172,329	107,303	192,512
Financial costs	(617,330)	(414,707)	(679,377)
Bank borrowings	(104,414)	(45,544)	(106,312)
Secured and unsecured obligations	(98,599)	(67,717)	(112,770)
Other	(414,317)	(301,446)	(460,295)
Foreign currency exchange differences	(42,288)	(89,080)	13,953
Other gains (losses)	523	870	2,144
Gain (loss) from other investments	543		1
Gain (loss) from the sale of assets	(20)	870	2,143
Income before taxes	693,546	485,407	558,384
Income tax expense (income)	(183,498)	(147,963)	313,730
Net income from continuing operations	510,048	337,444	872,114
Gains (losses)	510,048	337,444	872,114
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	679,753	922,297	999,122
Net cash flows from (used in) investing activities	(1,868,087)	(755,047)	(855,965)
Net cash flows from (used in) financing activities	1,087,188	(55,832)	(66,875)
Operating Segments [member] | Central America
ASSETS
TOTAL CURRENT ASSETS	290,651
Cash and cash equivalents	153,022
Other current financial assets	90
Other current non-financial assets	8,915
Trade and other current receivables	64,015
Current accounts receivable from related parties	55,965
Inventories	6,879
Current tax assets	1,765
TOTAL NON-CURRENT ASSETS	1,406,373
Other non-current financial assets	114,235
Other non-current non-financial assets	33,646
Trade and other non-current receivables	7,879
Investments accounted for using the equity method	288,385
Intangible assets other than goodwill	98,274
Goodwill	1,158
Property, plant and equipment	849,117
Right-of-use assets	10,977
Deferred taxes Assets before compensation	2,702
TOTAL ASSETS	1,697,024
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	72,238
Current lease liabilities	668
Trade and other accounts payable, current	22,601
Current accounts payable to related parties	33,030
Current tax liabilities	14,559
Other current non-financial liabilities	1,380
Non-current lease liabilities	11,124
TOTAL NON-CURRENT LIABILITIES	157,224
Non-current lease liability	11,124
Non-current accounts payable to related companies	96,643
Other long-term provisions	7,442
Deferred tax liabilities	41,695
Non-current provisions for employee benefits	320
TOTAL EQUITY	1,467,562
Equity attributable to shareholders of Enel Amricas	1,467,562
Share and paid-in capital	997,095
Retained earnings (losses)	407,820
Other reserves	62,647
TOTAL LIABILITIES AND EQUITY	1,697,024
EQUITY	1,467,562
Total Revenue and Other Operating Income	232,548
Revenues	216,619
Energy sales	214,056
Other services rendered	2,563
Other income, by nature	15,929
Raw materials and consumables used	(43,057)
Energy purchases	(21,986)
Transportation costs	(12,176)
Other miscellaneous supplies and services	(8,895)
CONTRIBUTION MARGIN	189,491
Employee benefits expenses	(12,158)
Other expense, by nature	(19,156)
Depreciation and amortization expense	(27,621)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	57
OPERATING INCOME	130,613
FINANCIAL RESULT	(3,111)
Financial income	2,792
Cash and cash equivalents	58
Other financial income	2,734
Financial costs	(6,328)
Other	(6,328)
Foreign currency exchange differences	425
Other gains (losses)	427
Gain (loss) from the sale of assets	427
Income before taxes	127,929
Income tax expense (income)	(32,621)
Net income from continuing operations	95,308
Gains (losses)	95,308
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	122,998
Net cash flows from (used in) investing activities	1,168
Net cash flows from (used in) financing activities	(85,426)
Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(302,986)	(208,594)
Trade and other current receivables	126	728
Current accounts receivable from related parties	(303,112)	(209,322)
TOTAL NON-CURRENT ASSETS	(16,022,258)	(10,343,277)
Non-current accounts receivable from related parties	(245,049)	(225,000)
Investments accounted for using the equity method	(16,778,099)	(10,559,536)
Goodwill	1,000,890	441,259
TOTAL ASSETS	(16,325,244)	(10,551,871)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(173,656)	(33,920)
Trade and other accounts payable, current	23,733	61,365
Current accounts payable to related parties	(197,389)	(95,285)
TOTAL NON-CURRENT LIABILITIES	(245,441)	(225,107)
Non-current accounts payable to related companies	(245,441)	(225,107)
TOTAL EQUITY	(15,906,147)	(10,292,844)
Equity attributable to shareholders of Enel Amricas	(15,906,147)	(10,292,844)
Share and paid-in capital	(11,074,582)	(6,327,894)
Retained earnings (losses)	1,460,024	1,086,144
Issuance premium	(918,239)	(665,720)
Treasury shares in portfolio	19,933	21,375
Other reserves	(5,393,283)	(4,406,749)
TOTAL LIABILITIES AND EQUITY	(16,325,244)	(10,551,871)
EQUITY	(15,906,147)	(10,292,844)
Total Revenue and Other Operating Income	(289)	(39)	(74)
Revenues	16
Other sales	(2)
Other services rendered	18
Other income, by nature	(305)	(39)	(74)
Energy purchases			543
Transportation costs			(543)
CONTRIBUTION MARGIN	(289)	(39)	(74)
Other expense, by nature		(39)
Other Expenses By Nature	304		74
Impairment (loss) reversal recognized in profit or loss	(4,372)
OPERATING INCOME	(4,357)
FINANCIAL RESULT	33,248	81,385	37,980
Financial income	(20,838)	(20,997)	(21,656)
Other financial income	(20,838)	(20,997)	(21,656)
Financial costs	20,838	20,997	21,655
Other	20,838	20,997	21,655
Foreign currency exchange differences	33,248	81,385	37,981
Income before taxes	28,891	81,385	37,980
Net income from continuing operations	28,891	81,385	37,980
Gains (losses)	28,891	81,385	37,980
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	4,077	2,210	15,788
Net cash flows from (used in) investing activities	634,370	(145,362)	2,247,137
Net cash flows from (used in) financing activities	389,610	143,481	(2,262,925)
Generation and Transmission [Member]
ASSETS
TOTAL CURRENT ASSETS	1,940,708	1,752,168
Cash and cash equivalents	764,320	678,856
Other current financial assets	157,768	77,146
Other current non-financial assets	142,715	70,693
Trade and other current receivables	468,470	699,288
Current accounts receivable from related parties	220,992	110,101
Inventories	108,127	86,375
Current tax assets	78,316	29,709
TOTAL NON-CURRENT ASSETS	10,275,479	5,023,349
Other non-current financial assets	506,387	293,011
Other non-current non-financial assets	125,676	44,772
Trade and other non-current receivables	244,390	280,119
Non-current accounts receivable from related parties	53,410	43,945
Investments accounted for using the equity method	402,308	111,027
Intangible assets other than goodwill	409,293	136,560
Goodwill	3,833
Property, plant and equipment	8,269,946	3,953,188
Right-of-use assets	191,230	127,537
Deferred taxes Assets before compensation	69,006	33,190
TOTAL ASSETS	12,216,187	6,775,517
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,942,219	1,652,616
Other current financial liabilities	286,850	317,285
Current lease liabilities	21,519	21,478
Trade and other accounts payable, current	966,843	881,993
Current accounts payable to related parties	419,864	155,817
Other current provisions	29,711	79,356
Current tax liabilities	157,031	150,727
Other current non-financial liabilities	60,401	45,960
Non-current lease liabilities	84,031	11,591
TOTAL NON-CURRENT LIABILITIES	2,170,984	1,280,831
Other non-current financial liabilities	1,304,390	727,682
Non-current lease liability	84,031	11,591
Trade payables, non-current	9,746	979
Non-current accounts payable to related companies	104,447	19,252
Other long-term provisions	132,432	84,179
Deferred tax liabilities	443,996	335,101
Non-current provisions for employee benefits	25,503	32,753
Other non-current non-financial liabilities	66,439	69,294
TOTAL EQUITY	8,102,984	3,842,070
Equity attributable to shareholders of Enel Amricas	8,102,984	3,842,070
Share and paid-in capital	5,636,230	1,821,697
Retained earnings (losses)	1,195,679	1,122,697
Issuance premium	337,107	37,138
Treasury shares in portfolio	(50)	(54)
Other reserves	934,018	860,592
TOTAL LIABILITIES AND EQUITY	12,216,187	6,775,517
EQUITY	8,102,984	3,842,070
Total Revenue and Other Operating Income	4,850,694	3,000,829	3,057,056
Revenues	4,774,522	2,977,178	3,007,419
Energy sales	4,670,098	2,880,510	2,885,369
Other sales	42,610	32,291	48,946
Other services rendered	61,814	64,377	73,104
Other income, by nature	76,172	23,651	49,637
Raw materials and consumables used	(2,550,453)	(1,375,163)	(1,218,451)
Energy purchases	(2,004,478)	(918,086)	(578,373)
Fuel consumption	(116,682)	(137,850)	(277,116)
Transportation costs	(297,568)	(226,531)	(260,281)
Other miscellaneous supplies and services	(131,725)	(92,696)	(102,681)
CONTRIBUTION MARGIN	2,300,241	1,625,666	1,838,605
Other work performed by the entity and capitalized	15,431	3,946	10,023
Employee benefits expenses	(144,033)	(101,339)	(114,226)
Other expense, by nature	(206,453)	(145,700)	(136,526)
GROSS OPERATING RESULT	1,965,186	1,382,573	1,597,876
Depreciation and amortization expense	(354,523)	(240,241)	(261,958)
Impairment (loss) reversal recognized in profit or loss	(89,344)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(8,930)	(934)	645
OPERATING INCOME	1,512,389	1,141,398	1,335,256
FINANCIAL RESULT	(189,740)	(56,160)	4,788
Financial income	96,341	93,720	153,668
Cash and cash equivalents	33,709	32,879	99,237
Other financial income	62,632	60,841	54,431
Financial costs	(167,536)	(149,750)	(178,978)
Bank borrowings	(37,419)	(3,945)	(12,603)
Secured and unsecured obligations	(63,195)	(70,317)	(80,638)
Other	(66,922)	(75,488)	(85,737)
Income from indexation units	(164,888)	(85,734)	(83,759)
Foreign currency exchange differences	46,343	85,604	113,857
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	248,665	230,275	325,816
Negative	(202,322)	(144,671)	(211,959)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	982	2,630	790
Other gains (losses)	2,100	3,764	1,287
Gain (loss) from other investments		50	1,042
Gain (loss) from the sale of assets	2,100	3,714	245
Income before taxes	1,325,731	1,091,632	1,342,121
Income tax expense (income)	(446,211)	(326,573)	(419,338)
Net income from continuing operations	879,520	765,059	922,783
Gains (losses)	879,520	765,059	922,783
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,845,460	1,109,985	1,052,312
Net cash flows from (used in) investing activities	(1,272,200)	(164,687)	(84,523)
Net cash flows from (used in) financing activities	(738,729)	(797,743)	(1,039,947)
Generation and Transmission [Member] | Operating Segments [member] | Colombia
ASSETS
TOTAL CURRENT ASSETS	187,002	353,946
Cash and cash equivalents	62,443	239,549
Other current financial assets	13,267	3,773
Other current non-financial assets	4,393	9,254
Trade and other current receivables	80,857	70,578
Current accounts receivable from related parties	1,024	926
Inventories	23,135	29,866
Current tax assets	1,883
TOTAL NON-CURRENT ASSETS	2,438,355	2,420,482
Other non-current financial assets	118	151
Other non-current non-financial assets	8,236	8,378
Trade and other non-current receivables	3,949	4,023
Investments accounted for using the equity method	2,081	2,475
Intangible assets other than goodwill	63,225	30,113
Property, plant and equipment	2,330,673	2,373,206
Right-of-use assets	30,073	2,136
TOTAL ASSETS	2,625,357	2,774,428
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	444,371	570,719
Other current financial liabilities	151,919	263,242
Current lease liabilities	4,974	1,793
Trade and other accounts payable, current	172,812	153,466
Current accounts payable to related parties	16,305	45,183
Other current provisions	20,259	29,096
Current tax liabilities	67,973	70,498
Other current non-financial liabilities	10,129	7,441
Non-current lease liabilities	26,329	515
TOTAL NON-CURRENT LIABILITIES	614,399	697,178
Other non-current financial liabilities	419,434	542,592
Non-current lease liability	26,329	515
Trade payables, non-current	643	764
Other long-term provisions	64,963	61,967
Deferred tax liabilities	83,284	63,683
Non-current provisions for employee benefits	19,746	27,657
TOTAL EQUITY	1,566,587	1,506,531
Equity attributable to shareholders of Enel Amricas	1,566,587	1,506,531
Share and paid-in capital	164,398	191,473
Retained earnings (losses)	526,401	665,670
Issuance premium	333,423	33,096
Other reserves	542,365	616,292
TOTAL LIABILITIES AND EQUITY	2,625,357	2,774,428
EQUITY	1,566,587	1,506,531
Total Revenue and Other Operating Income	1,265,862	1,159,133	1,246,988
Revenues	1,265,392	1,150,185	1,240,405
Energy sales	1,236,953	1,128,070	1,213,754
Other sales	28,251	21,978	26,479
Other services rendered	188	137	172
Other income, by nature	470	8,948	6,583
Raw materials and consumables used	(408,423)	(412,529)	(465,768)
Energy purchases	(152,794)	(179,897)	(209,204)
Fuel consumption	(20,599)	(39,785)	(49,225)
Transportation costs	(153,326)	(126,696)	(138,544)
Other miscellaneous supplies and services	(81,704)	(66,151)	(68,795)
CONTRIBUTION MARGIN	857,439	746,604	781,220
Other work performed by the entity and capitalized	3,237	2,438	3,008
Employee benefits expenses	(31,380)	(31,049)	(31,806)
Other expense, by nature	(42,238)	(44,547)	(42,102)
GROSS OPERATING RESULT	787,058	673,446	710,320
Depreciation and amortization expense	(68,280)	(66,263)	(73,761)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(1,427)	(315)	663
OPERATING INCOME	717,351	606,868	637,222
FINANCIAL RESULT	(42,302)	(70,522)	(81,785)
Financial income	3,642	5,465	6,239
Cash and cash equivalents	2,407	3,792	4,696
Other financial income	1,235	1,673	1,543
Financial costs	(46,827)	(76,221)	(87,896)
Bank borrowings	(3,112)		(2,522)
Secured and unsecured obligations	(41,015)	(55,682)	(76,258)
Other	(2,700)	(20,539)	(9,116)
Foreign currency exchange differences	883	234	(128)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	23,440	5,594	8,167
Negative	(22,557)	(5,360)	(8,295)
Other gains (losses)	66	103	235
Gain (loss) from the sale of assets	66	103	235
Income before taxes	675,115	536,449	555,672
Income tax expense (income)	(216,981)	(188,883)	(180,207)
Net income from continuing operations	458,134	347,566	375,465
Gains (losses)	458,134	347,566	375,465
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	606,661	549,006	509,622
Net cash flows from (used in) investing activities	(262,588)	(54,430)	(85,078)
Net cash flows from (used in) financing activities	(516,366)	(353,785)	(545,075)
Generation and Transmission [Member] | Operating Segments [member] | Peru
ASSETS
TOTAL CURRENT ASSETS	335,969	375,830
Cash and cash equivalents	80,173	190,853
Other current financial assets	18
Other current non-financial assets	81,998	23,333
Trade and other current receivables	69,769	73,008
Current accounts receivable from related parties	27,428	52,641
Inventories	25,913	26,581
Current tax assets	50,670	9,414
TOTAL NON-CURRENT ASSETS	1,519,479	1,193,666
Other non-current financial assets		55
Other non-current non-financial assets	36,068	23,092
Non-current accounts receivable from related parties	42,211	25,534
Investments accounted for using the equity method	57,026	51,887
Intangible assets other than goodwill	29,019	25,945
Goodwill	2,675
Property, plant and equipment	1,217,004	941,686
Right-of-use assets	106,358	125,217
Deferred taxes Assets before compensation	29,118	250
TOTAL ASSETS	1,855,448	1,569,496
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	306,937	255,734
Other current financial liabilities	67,631	26,187
Current lease liabilities	11,244	19,547
Trade and other accounts payable, current	109,049	89,995
Current accounts payable to related parties	55,358	32,579
Other current provisions	2,660	48,883
Current tax liabilities	47,052	31,538
Other current non-financial liabilities	13,943	7,005
Non-current lease liabilities	6,426	10,993
TOTAL NON-CURRENT LIABILITIES	486,380	259,631
Other non-current financial liabilities	172,057	16,927
Non-current lease liability	6,426	10,993
Non-current accounts payable to related companies	7,804
Other long-term provisions	51,404	20,420
Deferred tax liabilities	229,763	189,127
Non-current provisions for employee benefits	1,403	1,906
Other non-current non-financial liabilities	17,523	20,258
TOTAL EQUITY	1,062,131	1,054,131
Equity attributable to shareholders of Enel Amricas	1,062,131	1,054,131
Share and paid-in capital	964,040	853,156
Retained earnings (losses)	104,227	208,351
Issuance premium	3,684	4,042
Other reserves	(9,820)	(11,418)
TOTAL LIABILITIES AND EQUITY	1,855,448	1,569,496
EQUITY	1,062,131	1,054,131
Total Revenue and Other Operating Income	573,155	505,246	596,240
Revenues	565,687	500,821	590,425
Energy sales	547,793	490,576	566,368
Other sales	14,005	9,032	22,467
Other services rendered	3,889	1,213	1,590
Other income, by nature	7,468	4,425	5,815
Raw materials and consumables used	(175,113)	(162,338)	(204,404)
Energy purchases	(20,243)	(27,014)	(39,851)
Fuel consumption	(62,583)	(55,522)	(68,807)
Transportation costs	(77,002)	(69,419)	(84,128)
Other miscellaneous supplies and services	(15,285)	(10,383)	(11,618)
CONTRIBUTION MARGIN	398,042	342,908	391,836
Other work performed by the entity and capitalized	1,241	918	1,577
Employee benefits expenses	(27,700)	(26,958)	(27,851)
Other expense, by nature	(48,108)	(44,949)	(44,023)
GROSS OPERATING RESULT	323,475	271,919	321,539
Depreciation and amortization expense	(59,696)	(64,032)	(65,767)
Impairment (loss) reversal recognized in profit or loss	(7,442)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(1,270)	12	(10)
OPERATING INCOME	255,067	207,899	254,455
FINANCIAL RESULT	(5,716)	5,087	(6,146)
Financial income	1,897	4,787	7,373
Cash and cash equivalents	334	2,331	4,137
Other financial income	1,563	2,456	3,236
Financial costs	(5,801)	(4,854)	(12,089)
Bank borrowings	(1,988)	(411)	(94)
Secured and unsecured obligations	(1,057)	(1,547)	(1,965)
Other	(2,756)	(2,896)	(10,030)
Foreign currency exchange differences	(1,812)	5,154	(1,430)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	50,020	31,653	21,311
Negative	(51,832)	(26,499)	(22,741)
Other gains (losses)		3,611	10
Gain (loss) from the sale of assets		3,611	10
Income before taxes	249,351	216,597	248,319
Income tax expense (income)	(83,976)	(56,056)	(74,300)
Net income from continuing operations	165,375	160,541	174,019
Gains (losses)	165,375	160,541	174,019
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	231,550	242,006	207,268
Net cash flows from (used in) investing activities	(61,467)	(41,680)	(40,386)
Net cash flows from (used in) financing activities	(277,911)	(227,426)	(157,902)
Generation and Transmission [Member] | Operating Segments [member] | Argentina
ASSETS
TOTAL CURRENT ASSETS	341,299	297,094
Cash and cash equivalents	50,719	80,741
Other current financial assets	110,340	41,991
Other current non-financial assets	13,328	12,401
Trade and other current receivables	98,619	111,216
Current accounts receivable from related parties	19,263	18,509
Inventories	43,587	29,608
Current tax assets	5,443	2,628
TOTAL NON-CURRENT ASSETS	618,490	715,591
Other non-current financial assets	26,189	25,454
Other non-current non-financial assets	782	839
Trade and other non-current receivables	226,047	268,076
Non-current accounts receivable from related parties	11,199	18,411
Investments accounted for using the equity method	1,158	1,145
Intangible assets other than goodwill	12,963	11,092
Property, plant and equipment	331,081	371,322
Deferred taxes Assets before compensation	9,071	19,252
TOTAL ASSETS	959,789	1,012,685
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	147,137	161,117
Other current financial liabilities	5,756	6,088
Trade and other accounts payable, current	68,361	60,088
Current accounts payable to related parties	34,873	29,041
Other current provisions	6,629	1,380
Current tax liabilities	13,775	41,620
Other current non-financial liabilities	17,743	22,900
TOTAL NON-CURRENT LIABILITIES	133,970	144,807
Other non-current financial liabilities	36,210	40,785
Other long-term provisions	54	62
Deferred tax liabilities	54,384	52,504
Non-current provisions for employee benefits	4,034	3,190
Other non-current non-financial liabilities	39,288	48,266
TOTAL EQUITY	678,682	706,761
Equity attributable to shareholders of Enel Amricas	678,682	706,761
Share and paid-in capital	623,259	561,138
Retained earnings (losses)	(126,251)	11,406
Other reserves	181,674	134,217
TOTAL LIABILITIES AND EQUITY	959,789	1,012,685
EQUITY	678,682	706,761
Total Revenue and Other Operating Income	227,924	230,575	436,376
Revenues	223,247	224,081	415,055
Energy sales	221,484	220,869	413,343
Other sales	354	1,281
Other services rendered	1,409	1,931	1,712
Other income, by nature	4,677	6,494	21,321
Raw materials and consumables used	(17,329)	(19,110)	(129,661)
Energy purchases	(2,020)	(969)	(877)
Fuel consumption	(1,170)	(1,180)	(100,579)
Transportation costs	(3,578)	(6,542)	(8,959)
Other miscellaneous supplies and services	(10,561)	(10,419)	(19,246)
CONTRIBUTION MARGIN	210,595	211,465	306,715
Other work performed by the entity and capitalized	2,566	375	4,785
Employee benefits expenses	(38,733)	(30,398)	(38,147)
Other expense, by nature	(39,649)	(41,328)	(28,259)
GROSS OPERATING RESULT	134,779	140,114	245,094
Depreciation and amortization expense	(108,849)	(86,575)	(89,645)
Impairment (loss) reversal recognized in profit or loss	(81,902)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(380)	(96)	(40)
OPERATING INCOME	(56,352)	53,443	155,409
FINANCIAL RESULT	(38,372)	6,766	73,292
Financial income	66,576	72,368	98,572
Cash and cash equivalents	27,211	27,765	82,760
Other financial income	39,365	44,603	15,812
Financial costs	(8,318)	(29,397)	(47,784)
Bank borrowings	(318)	(2,955)	(62)
Other	(8,000)	(26,442)	(47,722)
Income from indexation units	(164,888)	(85,734)	(83,759)
Foreign currency exchange differences	68,258	49,529	106,263
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	96,832	174,233	234,818
Negative	(28,574)	(124,704)	(128,555)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	982	2,630	790
Other gains (losses)	1,602	50	1,042
Gain (loss) from other investments		50	1,042
Gain (loss) from the sale of assets	1,602
Income before taxes	(92,140)	62,889	230,533
Income tax expense (income)	2,238	(15,129)	(48,085)
Net income from continuing operations	(89,902)	47,760	182,448
Gains (losses)	(89,902)	47,760	182,448
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	142,938	125,114	128,806
Net cash flows from (used in) investing activities	(66,607)	(59,107)	6,478
Net cash flows from (used in) financing activities	(96,806)	(54,520)	(115,161)
Generation and Transmission [Member] | Operating Segments [member] | Brazil
ASSETS
TOTAL CURRENT ASSETS	786,002	725,298
Cash and cash equivalents	417,963	167,713
Other current financial assets	34,053	31,382
Other current non-financial assets	34,081	25,705
Trade and other current receivables	155,202	444,478
Current accounts receivable from related parties	117,535	38,033
Inventories	8,613	320
Current tax assets	18,555	17,667
TOTAL NON-CURRENT ASSETS	4,292,782	693,610
Other non-current financial assets	365,845	267,351
Other non-current non-financial assets	46,944	12,463
Trade and other non-current receivables	6,515	8,020
Investments accounted for using the equity method	53,658	55,520
Intangible assets other than goodwill	205,812	69,410
Property, plant and equipment	3,542,071	266,974
Right-of-use assets	43,822	184
Deferred taxes Assets before compensation	28,115	13,688
TOTAL ASSETS	5,078,784	1,418,908
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	971,751	665,046
Other current financial liabilities	61,544	21,768
Current lease liabilities	4,633	138
Trade and other accounts payable, current	594,020	578,444
Current accounts payable to related parties	280,513	49,014
Other current provisions	163	(3)
Current tax liabilities	13,672	7,071
Other current non-financial liabilities	17,206	8,614
Non-current lease liabilities	40,152	83
TOTAL NON-CURRENT LIABILITIES	779,011	179,215
Other non-current financial liabilities	676,689	127,378
Non-current lease liability	40,152	83
Trade payables, non-current	9,103	215
Non-current accounts payable to related companies		19,252
Other long-term provisions	8,569	1,730
Deferred tax liabilities	34,870	29,787
Other non-current non-financial liabilities	9,628	770
TOTAL EQUITY	3,328,022	574,647
Equity attributable to shareholders of Enel Amricas	3,328,022	574,647
Share and paid-in capital	2,887,438	215,930
Retained earnings (losses)	283,482	237,270
Treasury shares in portfolio	(50)	(54)
Other reserves	157,152	121,501
TOTAL LIABILITIES AND EQUITY	5,078,784	1,418,908
EQUITY	3,328,022	574,647
Total Revenue and Other Operating Income	2,551,440	1,105,875	777,501
Revenues	2,503,577	1,102,091	761,534
Energy sales	2,449,812	1,040,995	691,904
Other services rendered	53,765	61,096	69,630
Other income, by nature	47,863	3,784	15,967
Raw materials and consumables used	(1,906,531)	(781,186)	(418,618)
Energy purchases	(1,807,435)	(710,206)	(328,984)
Fuel consumption	(32,330)	(41,363)	(58,505)
Transportation costs	(51,486)	(23,874)	(28,107)
Other miscellaneous supplies and services	(15,280)	(5,743)	(3,022)
CONTRIBUTION MARGIN	644,909	324,689	358,883
Other work performed by the entity and capitalized	8,387	215	653
Employee benefits expenses	(34,062)	(12,934)	(16,422)
Other expense, by nature	(57,537)	(14,876)	(22,191)
GROSS OPERATING RESULT	561,697	297,094	320,923
Depreciation and amortization expense	(90,077)	(23,371)	(32,785)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(5,910)	(535)	32
OPERATING INCOME	465,710	273,188	288,170
FINANCIAL RESULT	(100,239)	5,214	19,427
Financial income	21,434	11,100	41,484
Cash and cash equivalents	3,699	(1,009)	7,644
Other financial income	17,735	12,109	33,840
Financial costs	(100,262)	(39,278)	(31,209)
Bank borrowings	(32,001)	(579)	(9,925)
Secured and unsecured obligations	(21,123)	(13,088)	(2,415)
Other	(47,138)	(25,611)	(18,869)
Foreign currency exchange differences	(21,411)	33,392	9,152
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	76,706	48,805	62,728
Negative	(98,117)	(15,413)	(53,576)
Other gains (losses)	5
Gain (loss) from the sale of assets	5
Income before taxes	365,476	278,402	307,597
Income tax expense (income)	(114,871)	(66,505)	(116,746)
Net income from continuing operations	250,605	211,897	190,851
Gains (losses)	250,605	211,897	190,851
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	741,313	193,848	206,616
Net cash flows from (used in) investing activities	(882,706)	(9,470)	34,463
Net cash flows from (used in) financing activities	237,780	(162,012)	(221,809)
Generation and Transmission [Member] | Operating Segments [member] | Central America
ASSETS
TOTAL CURRENT ASSETS	290,651
Cash and cash equivalents	153,022
Other current financial assets	90
Other current non-financial assets	8,915
Trade and other current receivables	64,015
Current accounts receivable from related parties	55,965
Inventories	6,879
Current tax assets	1,765
TOTAL NON-CURRENT ASSETS	1,406,373
Other non-current financial assets	114,235
Other non-current non-financial assets	33,646
Trade and other non-current receivables	7,879
Investments accounted for using the equity method	288,385
Intangible assets other than goodwill	98,274
Goodwill	1,158
Property, plant and equipment	849,117
Right-of-use assets	10,977
Deferred taxes Assets before compensation	2,702
TOTAL ASSETS	1,697,024
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	72,238
Current lease liabilities	668
Trade and other accounts payable, current	22,601
Current accounts payable to related parties	33,030
Current tax liabilities	14,559
Other current non-financial liabilities	1,380
Non-current lease liabilities	11,124
TOTAL NON-CURRENT LIABILITIES	157,224
Non-current lease liability	11,124
Non-current accounts payable to related companies	96,643
Other long-term provisions	7,442
Deferred tax liabilities	41,695
Non-current provisions for employee benefits	320
TOTAL EQUITY	1,467,562
Equity attributable to shareholders of Enel Amricas	1,467,562
Share and paid-in capital	997,095
Retained earnings (losses)	407,820
Other reserves	62,647
TOTAL LIABILITIES AND EQUITY	1,697,024
EQUITY	1,467,562
Total Revenue and Other Operating Income	232,548
Revenues	216,619
Energy sales	214,056
Other services rendered	2,563
Other income, by nature	15,929
Raw materials and consumables used	(43,057)
Energy purchases	(21,986)
Transportation costs	(12,176)
Other miscellaneous supplies and services	(8,895)
CONTRIBUTION MARGIN	189,491
Employee benefits expenses	(12,158)
Other expense, by nature	(19,156)
GROSS OPERATING RESULT	158,177
Depreciation and amortization expense	(27,621)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	57
OPERATING INCOME	130,613
FINANCIAL RESULT	(3,111)
Financial income	2,792
Cash and cash equivalents	58
Other financial income	2,734
Financial costs	(6,328)
Other	(6,328)
Foreign currency exchange differences	425
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	1,667
Negative	(1,242)
Other gains (losses)	427
Gain (loss) from the sale of assets	427
Income before taxes	127,929
Income tax expense (income)	(32,621)
Net income from continuing operations	95,308
Gains (losses)	95,308
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	122,998
Net cash flows from (used in) investing activities	1,168
Net cash flows from (used in) financing activities	(85,426)
Generation and Transmission [Member] | Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(215)
Trade and other current receivables	8	8
Current accounts receivable from related parties	(223)	(8)
TOTAL ASSETS	(215)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(215)
Current accounts payable to related parties	(215)
TOTAL LIABILITIES AND EQUITY	(215)
Total Revenue and Other Operating Income	(235)		(49)
Other income, by nature	(235)		(49)
Energy purchases			543
Transportation costs			(543)
CONTRIBUTION MARGIN	(235)		(49)
Other Expenses By Nature	235		49
FINANCIAL RESULT		(2,705)
Foreign currency exchange differences		(2,705)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		(30,010)	(1,208)
Negative		27,305	1,208
Income before taxes		(2,705)
Net income from continuing operations		(2,705)
Gains (losses)		(2,705)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities		11
Distribution [Member]
ASSETS
TOTAL CURRENT ASSETS	4,934,818	4,321,551
Cash and cash equivalents	466,372	748,245
Other current financial assets	77,710	151,746
Other current non-financial assets	640,755	430,800
Trade and other current receivables	3,216,126	2,524,640
Current accounts receivable from related parties	30,074	19,689
Inventories	429,395	384,790
Current tax assets	73,866	61,641
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	16,146,273	14,821,340
Other non-current financial assets	2,911,429	2,497,735
Other non-current non-financial assets	3,013,019	2,284,187
Trade and other non-current receivables	467,016	297,872
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	13,748	1,596
Intangible assets other than goodwill	4,205,651	4,370,876
Property, plant and equipment	4,626,574	4,396,560
Investment property	6,272	7,942
Right-of-use assets	112,756	94,180
Deferred taxes Assets before compensation	789,782	870,360
TOTAL ASSETS	21,081,091	19,142,891
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,242,563	5,178,351
Other current financial liabilities	753,298	1,020,125
Current lease liabilities	36,795	29,753
Trade and other accounts payable, current	3,767,621	3,081,693
Current accounts payable to related parties	1,342,862	651,021
Other current provisions	134,918	141,067
Current tax liabilities	22,685	69,379
Other current non-financial liabilities	184,384	185,313
Non-current lease liabilities	82,232	78,882
TOTAL NON-CURRENT LIABILITIES	9,154,908	7,759,713
Other non-current financial liabilities	2,782,559	2,518,301
Non-current lease liability	82,232	78,882
Trade payables, non-current	2,678,438	2,049,498
Non-current accounts payable to related companies	998,873	444,950
Other long-term provisions	705,375	749,514
Deferred tax liabilities	443,742	282,397
Non-current provisions for employee benefits	1,395,556	1,588,504
Other non-current non-financial liabilities	68,133	47,667
TOTAL EQUITY	5,683,620	6,204,827
Equity attributable to shareholders of Enel Amricas	5,683,620	6,204,827
Share and paid-in capital	2,972,017	2,902,092
Retained earnings (losses)	(270,485)	(82,505)
Issuance premium	46,819	55,685
Other reserves	2,935,269	3,329,555
TOTAL LIABILITIES AND EQUITY	21,081,091	19,142,891
EQUITY	5,683,620	6,204,827
Total Revenue and Other Operating Income	12,157,149	10,068,885	12,189,594
Revenues	10,647,295	9,039,284	10,905,824
Energy sales	8,961,340	7,511,207	9,217,909
Other sales	5,729	5,221	9,805
Other services rendered	1,680,226	1,522,856	1,678,110
Other income, by nature	1,509,854	1,029,601	1,283,770
Raw materials and consumables used	(8,718,819)	(6,953,255)	(8,175,432)
Energy purchases	(6,524,262)	(5,149,046)	(6,323,836)
Fuel consumption	16
Transportation costs	(782,629)	(838,996)	(903,489)
Other miscellaneous supplies and services	(1,411,944)	(965,213)	(948,107)
CONTRIBUTION MARGIN	3,438,330	3,115,630	4,014,162
Other work performed by the entity and capitalized	192,393	143,146	171,479
Employee benefits expenses	(559,121)	(442,217)	(671,025)
Other expense, by nature	(843,336)	(859,869)	(937,650)
GROSS OPERATING RESULT	2,228,266	1,956,690	2,576,966
Depreciation and amortization expense	(635,551)	(614,224)	(683,668)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	335,556	241,540	279,234
OPERATING INCOME	1,257,159	1,100,926	1,617,497
FINANCIAL RESULT	(416,941)	(318,978)	(334,982)
Financial income	199,401	123,949	212,375
Cash and cash equivalents	19,663	14,687	26,372
Other financial income	179,738	109,262	186,003
Financial costs	(877,741)	(598,296)	(745,402)
Bank borrowings	(86,575)	(56,676)	(92,211)
Secured and unsecured obligations	(137,007)	(113,505)	(175,496)
Other	(654,159)	(428,115)	(477,695)
Income from indexation units	279,374	161,586	206,845
Foreign currency exchange differences	(17,975)	(6,217)	(8,800)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	337,366	184,760	136,819
Negative	(355,341)	(190,977)	(145,619)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	32	28	20
Other gains (losses)	1,118	903	12,909
Gain (loss) from other investments	543		6
Gain (loss) from the sale of assets	575	903	12,903
Income before taxes	841,368	782,879	1,295,444
Income tax expense (income)	(396,085)	(278,107)	160,650
Net income from continuing operations	445,283	504,772	1,456,094
Gains (losses)	445,283	504,772	1,456,094
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	855,641	1,448,867	1,603,242
Net cash flows from (used in) investing activities	(1,711,211)	(1,364,627)	(1,471,137)
Net cash flows from (used in) financing activities	627,354	40,508	(64,693)
Distribution [Member] | Operating Segments [member] | Colombia
ASSETS
TOTAL CURRENT ASSETS	420,426	499,983
Cash and cash equivalents	92,356	141,721
Other current financial assets	1,684	274
Other current non-financial assets	9,295	18,191
Trade and other current receivables	247,884	260,485
Current accounts receivable from related parties	15,407	6,396
Inventories	53,280	72,916
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	1,811,019	1,973,507
Other non-current financial assets	6,599	2
Other non-current non-financial assets	19,717	24,651
Trade and other non-current receivables	16,252	29,541
Investments accounted for using the equity method	13,613	1,463
Intangible assets other than goodwill	100,569	103,745
Property, plant and equipment	1,632,486	1,785,402
Right-of-use assets	17,944	17,503
Deferred taxes Assets before compensation	3,839	11,200
TOTAL ASSETS	2,231,445	2,473,490
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	550,502	640,775
Other current financial liabilities	220,389	190,925
Current lease liabilities	3,281	2,999
Trade and other accounts payable, current	264,665	338,490
Current accounts payable to related parties	15,602	32,604
Other current provisions	10,715	11,080
Current tax liabilities	16,094	40,226
Other current non-financial liabilities	19,756	24,451
Non-current lease liabilities	15,578	15,124
TOTAL NON-CURRENT LIABILITIES	887,339	840,051
Other non-current financial liabilities	794,478	708,607
Non-current lease liability	15,578	15,124
Trade payables, non-current	231	372
Other long-term provisions	9,379	16,537
Non-current provisions for employee benefits	67,673	96,591
Other non-current non-financial liabilities		2,820
TOTAL EQUITY	793,604	992,664
Equity attributable to shareholders of Enel Amricas	793,604	992,664
Share and paid-in capital	3,314	3,941
Retained earnings (losses)	248,707	346,671
Issuance premium	46,819	55,685
Other reserves	494,764	586,367
TOTAL LIABILITIES AND EQUITY	2,231,445	2,473,490
EQUITY	793,604	992,664
Total Revenue and Other Operating Income	1,706,530	1,546,964	1,665,317
Revenues	1,685,480	1,529,090	1,646,864
Energy sales	859,847	760,540	850,524
Other sales	1,906	2,011	2,257
Other services rendered	823,727	766,539	794,083
Other income, by nature	21,050	17,874	18,453
Raw materials and consumables used	(1,011,914)	(886,155)	(962,174)
Energy purchases	(749,941)	(646,721)	(717,608)
Transportation costs	(174,438)	(162,393)	(165,554)
Other miscellaneous supplies and services	(87,535)	(77,041)	(79,012)
CONTRIBUTION MARGIN	694,616	660,809	703,143
Other work performed by the entity and capitalized	28,747	26,439	29,171
Employee benefits expenses	(66,732)	(76,778)	(71,028)
Other expense, by nature	(102,054)	(103,675)	(104,774)
GROSS OPERATING RESULT	554,577	506,795	556,512
Depreciation and amortization expense	(123,631)	(115,540)	(121,669)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	12,807	16,127	7,272
OPERATING INCOME	418,139	375,128	431,004
FINANCIAL RESULT	(54,585)	(49,171)	(58,397)
Financial income	10,984	8,571	5,668
Cash and cash equivalents	1,993	3,894	3,859
Other financial income	8,991	4,677	1,809
Financial costs	(61,476)	(56,225)	(64,047)
Bank borrowings	(9,528)	(8,732)	(8,375)
Secured and unsecured obligations	(40,559)	(35,496)	(40,051)
Other	(11,389)	(11,997)	(15,621)
Foreign currency exchange differences	(4,093)	(1,517)	(18)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	4,218	5,834	8,389
Negative	(8,311)	(7,351)	(8,407)
Other gains (losses)	573	21	73
Gain (loss) from other investments			6
Gain (loss) from the sale of assets	573	21	67
Income before taxes	364,127	325,978	372,680
Income tax expense (income)	(107,270)	(97,881)	(122,066)
Net income from continuing operations	256,857	228,097	250,614
Gains (losses)	256,857	228,097	250,614
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	421,301	391,312	357,362
Net cash flows from (used in) investing activities	(326,150)	(381,939)	(303,833)
Net cash flows from (used in) financing activities	(125,249)	22,061	(158,135)
Distribution [Member] | Operating Segments [member] | Peru
ASSETS
TOTAL CURRENT ASSETS	208,451	191,178
Cash and cash equivalents	57,197	41,228
Other current financial assets	43
Other current non-financial assets	5,132	9,057
Trade and other current receivables	112,269	109,912
Current accounts receivable from related parties	3,233	4,550
Inventories	30,577	26,431
TOTAL NON-CURRENT ASSETS	1,237,600	1,263,497
Other non-current financial assets	12
Intangible assets other than goodwill	52,179	42,359
Property, plant and equipment	1,153,472	1,186,821
Right-of-use assets	31,937	34,317
TOTAL ASSETS	1,446,051	1,454,675
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	315,498	249,069
Other current financial liabilities	69,837	53,750
Current lease liabilities	16,122	11,280
Trade and other accounts payable, current	166,340	116,577
Current accounts payable to related parties	35,669	35,692
Other current provisions	5,008	8,356
Current tax liabilities	6,591	2,239
Other current non-financial liabilities	15,931	21,175
Non-current lease liabilities	16,786	28,492
TOTAL NON-CURRENT LIABILITIES	435,640	471,377
Other non-current financial liabilities	379,487	397,449
Non-current lease liability	16,786	28,492
Trade payables, non-current	591	729
Other long-term provisions	415	459
Deferred tax liabilities	33,976	38,188
Non-current provisions for employee benefits	3,031	4,299
Other non-current non-financial liabilities	1,354	1,761
TOTAL EQUITY	694,913	734,229
Equity attributable to shareholders of Enel Amricas	694,913	734,229
Share and paid-in capital	133,152	147,019
Retained earnings (losses)	501,709	520,910
Other reserves	60,052	66,300
TOTAL LIABILITIES AND EQUITY	1,446,051	1,454,675
EQUITY	694,913	734,229
Total Revenue and Other Operating Income	895,367	886,663	950,349
Revenues	890,752	882,564	945,595
Energy sales	841,017	844,342	903,828
Other sales	1,134	817	1,022
Other services rendered	48,601	37,405	40,745
Other income, by nature	4,615	4,099	4,754
Raw materials and consumables used	(604,987)	(599,116)	(619,181)
Energy purchases	(561,256)	(561,076)	(580,690)
Other miscellaneous supplies and services	(43,731)	(38,040)	(38,491)
CONTRIBUTION MARGIN	290,380	287,547	331,168
Other work performed by the entity and capitalized	13,103	9,317	9,843
Employee benefits expenses	(35,861)	(33,923)	(36,596)
Other expense, by nature	(48,628)	(49,043)	(46,943)
GROSS OPERATING RESULT	218,994	213,898	257,472
Depreciation and amortization expense	(58,446)	(58,395)	(56,630)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	6,383	14,040	4,408
OPERATING INCOME	154,165	141,463	196,434
FINANCIAL RESULT	(21,605)	(25,042)	(22,938)
Financial income	4,373	3,771	4,439
Cash and cash equivalents	229	417	677
Other financial income	4,144	3,354	3,762
Financial costs	(22,340)	(26,894)	(28,342)
Bank borrowings	(4,228)	(2,601)	(1,204)
Secured and unsecured obligations	(18,972)	(23,379)	(25,090)
Other	860	(914)	(2,048)
Foreign currency exchange differences	(3,638)	(1,919)	965
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	9,328	3,726	2,217
Negative	(12,966)	(5,645)	(1,252)
Other gains (losses)	26	5	10,654
Gain (loss) from the sale of assets	26	5	10,654
Income before taxes	132,586	116,426	184,150
Income tax expense (income)	(47,413)	(38,488)	(55,649)
Net income from continuing operations	85,173	77,938	128,501
Gains (losses)	85,173	77,938	128,501
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	221,034	100,855	251,699
Net cash flows from (used in) investing activities	(153,866)	(126,493)	(163,888)
Net cash flows from (used in) financing activities	(48,896)	16,185	(66,594)
Distribution [Member] | Operating Segments [member] | Argentina
ASSETS
TOTAL CURRENT ASSETS	272,122	274,170
Cash and cash equivalents	6,404	8,016
Other current financial assets	22,482	23,383
Other current non-financial assets	17,087	29,464
Trade and other current receivables	213,415	199,667
Current accounts receivable from related parties	410	364
Inventories	12,324	13,276
TOTAL NON-CURRENT ASSETS	1,887,183	1,442,359
Other non-current financial assets	5	6
Other non-current non-financial assets	49	60
Trade and other non-current receivables	377	460
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	135	133
Intangible assets other than goodwill	73,985	50,067
Property, plant and equipment	1,812,557	1,391,477
Right-of-use assets	49	124
TOTAL ASSETS	2,159,305	1,716,529
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	902,066	591,523
Current lease liabilities	14	78
Trade and other accounts payable, current	797,949	467,412
Current accounts payable to related parties	42,444	69,660
Other current provisions	43,269	43,785
Other current non-financial liabilities	18,390	10,588
Non-current lease liabilities	24	45
TOTAL NON-CURRENT LIABILITIES	558,266	415,192
Non-current lease liability	24	45
Trade payables, non-current	53,914	86,559
Non-current accounts payable to related companies	40,821	50,566
Other long-term provisions	19,063	19,698
Deferred tax liabilities	405,082	233,966
Non-current provisions for employee benefits	13,197	10,730
Other non-current non-financial liabilities	26,165	13,628
TOTAL EQUITY	698,973	709,814
Equity attributable to shareholders of Enel Amricas	698,973	709,814
Share and paid-in capital	652,952	528,339
Retained earnings (losses)	(262,208)	(67,928)
Other reserves	308,229	249,403
TOTAL LIABILITIES AND EQUITY	2,159,305	1,716,529
EQUITY	698,973	709,814
Total Revenue and Other Operating Income	793,771	801,228	1,346,888
Revenues	779,524	772,583	1,066,437
Energy sales	737,859	737,983	1,021,696
Other sales	2,689	1,695	2,771
Other services rendered	38,976	32,905	41,970
Other income, by nature	14,247	28,645	280,451
Raw materials and consumables used	(528,448)	(530,338)	(773,693)
Energy purchases	(490,205)	(489,984)	(714,844)
Transportation costs	(14,438)	(17,806)	(16,990)
Other miscellaneous supplies and services	(23,805)	(22,548)	(41,859)
CONTRIBUTION MARGIN	265,323	270,890	573,195
Other work performed by the entity and capitalized	47,471	30,921	43,311
Employee benefits expenses	(154,220)	(123,792)	(162,137)
Other expense, by nature	(135,942)	(128,108)	(147,303)
GROSS OPERATING RESULT	22,632	49,911	307,066
Depreciation and amortization expense	(82,711)	(73,850)	(53,534)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	8,551	44,338	42,501
OPERATING INCOME	(68,630)	(68,277)	211,031
FINANCIAL RESULT	28,590	22,606	54,470
Financial income	19,930	10,657	22,964
Cash and cash equivalents	12,274	4,422	1,908
Other financial income	7,656	6,235	21,056
Financial costs	(262,785)	(148,619)	(168,782)
Bank borrowings	(405)	(379)	(3,957)
Secured and unsecured obligations		(1)
Other	(262,380)	(148,239)	(164,825)
Income from indexation units	279,374	161,586	206,845
Foreign currency exchange differences	(7,929)	(1,018)	(6,557)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity		1,777	86
Negative	(7,929)	(2,795)	(6,643)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	32	28	20
Other gains (losses)		7	39
Gain (loss) from the sale of assets		7	39
Income before taxes	(40,008)	(45,636)	265,560
Income tax expense (income)	(138,481)	(22,866)	(76,548)
Net income from continuing operations	(178,489)	(68,502)	189,012
Gains (losses)	(178,489)	(68,502)	189,012
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	266,871	159,556	116,487
Net cash flows from (used in) investing activities	(187,632)	(115,347)	(184,578)
Net cash flows from (used in) financing activities	(76,665)	(54,133)	75,332
Distribution [Member] | Operating Segments [member] | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,033,868	3,356,268
Cash and cash equivalents	310,415	557,280
Other current financial assets	53,501	128,089
Other current non-financial assets	609,241	374,088
Trade and other current receivables	2,642,513	1,954,523
Current accounts receivable from related parties	11,118	8,480
Inventories	333,214	272,167
Current tax assets	73,866	61,641
TOTAL NON-CURRENT ASSETS	11,210,471	10,141,977
Other non-current financial assets	2,904,813	2,497,727
Other non-current non-financial assets	2,993,253	2,259,476
Trade and other non-current receivables	450,387	267,871
Intangible assets other than goodwill	3,978,918	4,174,705
Property, plant and equipment	28,059	32,860
Investment property	6,272	7,942
Right-of-use assets	62,826	42,236
Deferred taxes Assets before compensation	785,943	859,160
TOTAL ASSETS	15,244,339	13,498,245
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	4,474,546	3,697,032
Other current financial liabilities	463,072	775,450
Current lease liabilities	17,378	15,396
Trade and other accounts payable, current	2,538,667	2,159,212
Current accounts payable to related parties	1,249,196	513,115
Other current provisions	75,926	77,846
Current tax liabilities		26,914
Other current non-financial liabilities	130,307	129,099
Non-current lease liabilities	49,844	35,221
TOTAL NON-CURRENT LIABILITIES	7,273,663	6,033,093
Other non-current financial liabilities	1,608,594	1,412,245
Non-current lease liability	49,844	35,221
Trade payables, non-current	2,623,702	1,961,838
Non-current accounts payable to related companies	958,052	394,384
Other long-term provisions	676,518	712,820
Deferred tax liabilities	4,684	10,243
Non-current provisions for employee benefits	1,311,655	1,476,884
Other non-current non-financial liabilities	40,614	29,458
TOTAL EQUITY	3,496,130	3,768,120
Equity attributable to shareholders of Enel Amricas	3,496,130	3,768,120
Share and paid-in capital	2,182,599	2,222,793
Retained earnings (losses)	(758,693)	(882,158)
Other reserves	2,072,224	2,427,485
TOTAL LIABILITIES AND EQUITY	15,244,339	13,498,245
EQUITY	3,496,130	3,768,120
Total Revenue and Other Operating Income	8,761,513	6,834,057	8,227,064
Revenues	7,291,539	5,855,047	7,246,928
Energy sales	6,522,617	5,168,342	6,441,861
Other sales		698	3,755
Other services rendered	768,922	686,007	801,312
Other income, by nature	1,469,974	979,010	980,136
Raw materials and consumables used	(6,573,470)	(4,937,646)	(5,820,384)
Energy purchases	(4,722,860)	(3,451,265)	(4,310,694)
Fuel consumption	16
Transportation costs	(593,753)	(658,797)	(720,945)
Other miscellaneous supplies and services	(1,256,873)	(827,584)	(788,745)
CONTRIBUTION MARGIN	2,188,043	1,896,411	2,406,680
Other work performed by the entity and capitalized	103,072	76,469	89,154
Employee benefits expenses	(302,308)	(207,724)	(401,264)
Other expense, by nature	(556,744)	(579,070)	(638,654)
GROSS OPERATING RESULT	1,432,063	1,186,086	1,455,916
Depreciation and amortization expense	(370,763)	(366,439)	(451,835)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	307,815	167,035	225,053
OPERATING INCOME	753,485	652,612	779,028
FINANCIAL RESULT	(369,355)	(267,371)	(308,117)
Financial income	164,114	100,950	179,304
Cash and cash equivalents	5,167	5,954	19,928
Other financial income	158,947	94,996	159,376
Financial costs	(531,140)	(366,558)	(484,231)
Bank borrowings	(72,414)	(44,964)	(78,675)
Secured and unsecured obligations	(77,476)	(54,629)	(110,355)
Other	(381,250)	(266,965)	(295,201)
Foreign currency exchange differences	(2,329)	(1,763)	(3,190)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	323,815	173,425	126,129
Negative	(326,144)	(175,188)	(129,319)
Other gains (losses)	519	870	2,143
Gain (loss) from other investments	543
Gain (loss) from the sale of assets	(24)	870	2,143
Income before taxes	384,649	386,111	473,054
Income tax expense (income)	(102,921)	(118,872)	414,913
Net income from continuing operations	281,728	267,239	887,967
Gains (losses)	281,728	267,239	887,967
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(53,565)	797,144	877,694
Net cash flows from (used in) investing activities	(1,043,563)	(740,848)	(818,838)
Net cash flows from (used in) financing activities	878,164	56,395	84,704
Distribution [Member] | Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(49)	(48)
Trade and other current receivables	45	53
Current accounts receivable from related parties	(94)	(101)
TOTAL ASSETS	(49)	(48)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(49)	(48)
Trade and other accounts payable, current		2
Current accounts payable to related parties	(49)	(50)
TOTAL LIABILITIES AND EQUITY	(49)	(48)
Total Revenue and Other Operating Income	(32)	(27)	(24)
Other income, by nature	(32)	(27)	(24)
CONTRIBUTION MARGIN	(32)	(27)	(24)
Other expense, by nature			(24)
Other Expenses By Nature	32	27
FINANCIAL RESULT	14
Foreign currency exchange differences	14
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	5	(2)	(2)
Negative	9	$ 2	$ 2
Income before taxes	14
Net income from continuing operations	14
Gains (losses)	$ 14